Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) - Singapore [Member]	Mar. 31, 2026	Mar. 31, 2025
Year-end Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	0.012901	0.013445
Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	0.012871	0.013381